Label	Element	Value
Central Index Key	dei_EntityCentralIndexKey	0001576367
Registrant Name	dei_EntityRegistrantName	FORUM FUNDS II
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2015
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 15, 2015
Document Type	dei_DocumentType	Other
Amendment Flag	dei_AmendmentFlag	false